Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	7 Months Ended
	Sep. 24, 2020	Mar. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Issuance of public offering value	$ 345,000,000
Number of offering shares (in Shares)	34,500,000
Public offering share price (in Dollars per share)	$ 10.00
Public offering, description	Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value (the “Class A Common Stock”) and one-third of one redeemable warrant (each, a “Public Warrant”). Simultaneously, with the closing of the Public Offering, the Company consummated an approximately $8,900,000 private placement (“Private Placement”) of an aggregate of 5,933,334 warrants (“Private Placement Warrants”) at a price of $1.50 per warrant. Upon closing of the Public Offering and Private Placement on September 24, 2020, $345,000,000 in proceeds (including $12,075,000 of deferred underwriting commissions) from the Public Offering and Private Placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The remaining $9,005,393 held outside of the Trust Account was used to pay underwriting commissions of $6,900,000 and deferred offering and formation costs.
Cash balance		$ 325,151	$ 1,121,103
Cash and investments held in the trust account		$ 345,042,590	$ 345,082,119
Exercise price (in Dollars per share)		$ 11.50
Common shares subject to redemption, description		The Company’s unaudited consolidated statement of operations includes a presentation of net income (loss) per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income per common share for basic and diluted Class A common stock for the three months ended March 31, 2021 is calculated by dividing the interest income earned on the Trust Account of $65,479 net of franchise taxes of $41,983, and income taxes of nil by the weighted average number of Class A redeemable common stock outstanding for the period.	The Company’s statement of operations includes a presentation of net income (loss) per share for common shares subject to redemption in a manner similar to the two-class method of net income (loss) per share. Net income (loss) per common share for basic and diluted Class A common stock for the period from June 5, 2020 (inception) through December 31, 2020, is calculated by dividing the interest income earned on the Trust Account of $82,119, net of franchise taxes of $82,119, and income taxes of nil by the weighted average number of Class A redeemable common stock since issuance.
Warrant issuance transaction costs			$ 498,140
Federal depository insurance coverage amount		$ 250,000	250,000
Net tangible assets		$ 5,000,001	5,000,001
Shares issued (in Dollars per share)		$ 10.00
Offering costs		$ 18,608,160	18,608,160
Warrant issuance cost			889,980
Deferred tax asset		1,701,187	3,648,841
Valuation allowance		1,701,187	3,648,841
Income tax expense		0
Change in fair value of derivative warrant liabilities		(8,973,000)	16,260,669
Net loss		$ 8,134,222	(17,375,434)
Warrant issued transaction cost			$ 889,980
Shares issued (in Shares)			28,851,640
Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Sale of stock units (in Shares)	4,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Public warrants (in Shares)			5,933,334
Sale of stock units (in Shares)		5,933,334
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Public warrants (in Shares)			11,500,000
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Convertible loans		$ 1,500,000
Business acquisition, share price (in Dollars per share)		$ 1.50
Warrant [Member] | Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Private placement warrants to purchase (in Shares)		11,500,000	11,500,000
Class A Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued (in Shares)		34,500,000	34,500,000
Outside of permanent equity (in Shares)		29,665,062	28,851,640
Shares subject to possible redemption (in Shares)		34,500,000
Sale of stock units (in Shares)			34,500,000
Shares issued (in Shares)			34,500,000
Class A Common Stock [Member] | Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued (in Shares)		5,933,334	5,933,334
Class B Common Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Shares of common stock issued (in Shares)		8,625,000	8,625,000
Warrant issuance transaction costs		$ 862,274	$ 889,980
Franchise taxes		0	22,889
Net income		$ 8,110,726
General and administrative expenses			201,897
Net loss			$ 17,375,434